Consolidated Statements of Shareholders' Deficit (Parentheticals) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
AOCI Attributable to Parent [Member]
Foreign currency translation, tax	$ 0	$ 0	$ 0
Additional Paid-in Capital [Member]
Issuance costs	$ 152,000	$ 12,000